Note 11 - Deposits - Interest Expense on Deposits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Checking accounts	$ 182	$ 151
Savings accounts	69	65
Money market accounts	557	840
Certificate accounts	745	1,795
Interest Expense, Deposits, Total	$ 1,553	$ 2,851